INSURANCE AND REINSURANCE CONTRACTS ASSETS AND LIABILITIES, Components of the Movement (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Components of the Movement [abstract]
Balances at the beginning of the period	S/ 8,595,335	S/ 9,366,394
Changes in the statement of income [Abstract]
Changes in estimates that adjust the CSM	(7,095)	30,369
Changes in estimates that result in losses and recoveries for contract losses onerous	(11,974)	65,689
Initial recognition contracts	20,513	14,579
Changes Related to Future Services	1,444	110,637
CSM recognized for services provided	(128,639)	(114,272)
Changes in the risk adjustment recognized for the expired risk	(22,759)	(15,379)
Experience Adjustments	871,424	667,764
Changes Related to Current Services	720,026	538,113
Adjustments to liabilities for incurred claims	(754,697)	(441,591)
Changes related to past services	(754,697)	(441,591)
Result of the insurance service	(33,227)	207,159
Net financial expenses for insurance contracts	1,188,204
Net financial expenses for reinsurance contracts		(864,549)
Total changes in the income statement	1,154,977	(657,390)
Other changes	(125,495)	(211,437)
Cash flow [Abstract]
Premiums collected	1,091,817	1,011,547
Benefits and expenses paid	(1,085,630)	(838,619)
Acquisition fees paid	(63,990)	(75,160)
Net cash flow	(57,803)	97,768
Balances at the end of the period	9,567,014	8,595,335
Insurance contract liabilities measured under general model [Member]
Cash flow [Abstract]
Insurance contract liabilities	8,696,900	7,775,100
Insurance contract liabilities measured under variable fee approach [Member]
Cash flow [Abstract]
Insurance contract liabilities	870,100	820,200
Present Value of Future Cash Flows [Member]
Components of the Movement [abstract]
Balances at the beginning of the period	7,186,948	7,789,688
Changes in the statement of income [Abstract]
Changes in estimates that adjust the CSM	50,644	167,426
Changes in estimates that result in losses and recoveries for contract losses onerous	4,483	65,410
Initial recognition contracts	(94,546)	(116,222)
Changes Related to Future Services	(39,419)	116,614
CSM recognized for services provided	0	0
Changes in the risk adjustment recognized for the expired risk	0	0
Experience Adjustments	871,245	667,764
Changes Related to Current Services	871,245	667,764
Adjustments to liabilities for incurred claims	(764,140)	(442,907)
Changes related to past services	(764,140)	(442,907)
Result of the insurance service	67,686	341,471
Net financial expenses for insurance contracts	1,140,937
Net financial expenses for reinsurance contracts		(879,839)
Total changes in the income statement	1,208,623	(538,368)
Other changes	(100,717)	(162,140)
Cash flow [Abstract]
Premiums collected	1,091,817	1,011,547
Benefits and expenses paid	(1,085,630)	(838,619)
Acquisition fees paid	(80,474)	(75,160)
Net cash flow	(74,287)	97,768
Balances at the end of the period	8,220,567	7,186,948
Risk Adjustment [Member]
Components of the Movement [abstract]
Balances at the beginning of the period	254,151	284,348
Changes in the statement of income [Abstract]
Changes in estimates that adjust the CSM	(97,658)	10,241
Changes in estimates that result in losses and recoveries for contract losses onerous	(10,842)	279
Initial recognition contracts	8,226	10,178
Changes Related to Future Services	(100,274)	20,698
CSM recognized for services provided	0	0
Changes in the risk adjustment recognized for the expired risk	(22,759)	(15,379)
Experience Adjustments	5	0
Changes Related to Current Services	(22,754)	(15,379)
Adjustments to liabilities for incurred claims	9,443	1,316
Changes related to past services	9,443	1,316
Result of the insurance service	(113,585)	6,635
Net financial expenses for insurance contracts	7,125
Net financial expenses for reinsurance contracts		(26,978)
Total changes in the income statement	(106,460)	(20,343)
Other changes	(3,484)	(9,854)
Cash flow [Abstract]
Premiums collected	0	0
Benefits and expenses paid	0	0
Acquisition fees paid	0	0
Net cash flow	0	0
Balances at the end of the period	144,207	254,151
CSM Fair Value Contracts [Member]
Components of the Movement [abstract]
Balances at the beginning of the period	1,154,236	1,292,358
Changes in the statement of income [Abstract]
Changes in estimates that adjust the CSM	39,919	(147,298)
Changes in estimates that result in losses and recoveries for contract losses onerous	(5,615)	0
Initial recognition contracts	106,833	120,623
Changes Related to Future Services	141,137	(26,675)
CSM recognized for services provided	(128,639)	(114,272)
Changes in the risk adjustment recognized for the expired risk	0	0
Experience Adjustments	174	0
Changes Related to Current Services	(128,465)	(114,272)
Adjustments to liabilities for incurred claims	0	0
Changes related to past services	0	0
Result of the insurance service	12,672	(140,947)
Net financial expenses for insurance contracts	40,142
Net financial expenses for reinsurance contracts		42,268
Total changes in the income statement	52,814	(98,679)
Other changes	(21,294)	(39,443)
Cash flow [Abstract]
Premiums collected	0	0
Benefits and expenses paid	0	0
Acquisition fees paid	16,484	0
Net cash flow	16,484	0
Balances at the end of the period	S/ 1,202,240	S/ 1,154,236